LEASES (Tables) - DIH Holding US, Inc. [Member]	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITIES

Right-of-use lease assets and lease liabilities that are reported in the Company’s condensed combined balance sheet as of June 30, 2023 and March 31, 2023 are as follows:

	As of June 30, 2023	As of March 31, 2023
Operating lease, right-of-use assets, net	$5,134	$3,200

Current portion of long-term operating lease	1,667	1,255
Long-term operating lease	3,492	1,970
Total operating lease liabilities	$5,159	$3,225

Right-of-use lease assets and lease liabilities that are reported in the Company’s combined balance sheet as of March 31, 2023 and 2022 are as follows:

	As of March 31,
	2023	2022
Operating lease, right-of-use assets, net	$3,200	$4,807

Current portion of long-term operating lease	1,255	1,743
Long-term operating lease	1,970	3,099
Total operating lease liabilities	$3,225	$4,842

SCHEDULE OF LEASE EXPENSE

Lease expense for lease payments is recognized on a straight-line basis over the lease term. The components of lease expense related to the Company’s lease for the three months ended June 30, 2023 and 2022 were:

	For the Three Months Ended June 30,
	2023	2022
Fixed operating lease costs	$494	$471
Short-term lease costs	40	5
Total lease cost	$534	$476

Lease expense for lease payments is recognized on a straight-line basis over the lease term. The components of lease expense related to the Company’s lease for the years ended March 31, 2023 and 2022 were:

	Years Ended March 31,
	2023	2022
Fixed operating lease costs	$1,939	$1,882
Short-term lease costs	-	23
Total lease cost	$1,939	$1,905

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases was as follows:

	For the Three Months Ended June 30,
	2023	2022
Operating cash flows included in the measurement of lease liabilities	$(495)	$(456)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	69	113
Other non-cash changes to ROU assets due to reassessment of the lease term	2,231	-

Supplemental cash flow information related to leases was as follows:

	Years Ended March 31,
	2023	2022
Operating cash flows included in the measurement of lease liabilities	$(1,930)	(1,847)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	$178	144

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND DISCOUNT RATE

The weighted average remaining lease term and discount rate for the Company’s operating leases as of June 30, 2023 and March 31, 2023 were:

	As of June 30, 2023	As of March 31, 2023
Weighted-average remaining lease term (in years)	2.79	2.77
Weighted-average discount rate	4.00%	4.00%

The weighted average remaining lease term and discount rate for the Company’s operating leases as of March 31, 2023 and 2022 were:

	As of March 31,
	2023	2022
Weighted-average remaining lease term (in years)	2.77	3.71
Weighted-average discount rate	4.00%	4.00%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

As of June 30, 2023, maturities of operating lease liabilities for each of the following five years ending March 31 and a total thereafter were as follows:

Operating Leases
Remainder of 2024	$1,416
2025	1,626
2026	1,025
2027	742
2028	730
Thereafter	—
Total lease payments	5,539
Less: imputed interest	(380)
Total lease liability	$5,159

As of March 31, 2023, maturities of operating lease liabilities for each of the following five years and a total thereafter were as follows:

Year ending March 31,	Operating Leases
2024	$1,356
2025	1,075
2026	518
2027	244
2028	231
Thereafter	-
Total lease payments	3,424
Less: imputed interest	(199)
Total lease liability	$3,225